Income Taxes - Schedule of Effective Income Tax Rate (Details) (Allied Integral United Inc)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes at statutory U.S. federal income tax rate			21.00%	21.00%	21.00%
Valuation allowance			21.00%	21.00%	21.00%
Effective tax rate			0.00%	0.00%	0.00%
Allied Integral United Inc [Member]
Taxes at statutory U.S. federal income tax rate	21.00%	21.00%	21.00%	21.00%
State and local income taxes, net of federal tax benefit	6.70%	6.70%	6.70%	6.70%
Other differences, net	0.00%	0.00%	0.00%	0.00%
Valuation allowance	(27.70%)	(27.70%)	(27.70%)	(27.70%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%